PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                        PW JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002


                                    CONTENTS


 Report of Independent Auditors............................................... 1

 Statement of Assets, Liabilities and Members' Capital........................ 2

 Statement of Operations...................................................... 3

 Statements of Changes in Members' Capital.................................... 4

 Statement of Cash Flows...................................................... 5

 Notes to Financial Statements................................................ 6

 Schedule of Portfolio Investments............................................13

 Schedule of Investments by Country...........................................17

                         Report of Independent Auditors

To the Members and Board of Directors of PW Juniper Crossover Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of PW Juniper Crossover Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments and the schedule of investments by country, as of December 31, 2002, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PW Juniper Crossover Fund, L.L.C. at December 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/  Ernst & Young LLP

New York, New York
February 14, 2003

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $195,323,883)           $ 167,039,929
Cash and cash equivalents                                            17,489,210
Receivables:
  Dividends                                                              77,863
  Interest                                                                7,775
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        184,614,777
-------------------------------------------------------------------------------

LIABILITIES

Payables:
  PWFA fee                                                              210,177
  Professional fees                                                     121,802
  Administration fee                                                    110,418
  Shareholder servicing fee                                              62,275
  Other payables                                                         30,616
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       535,288
-------------------------------------------------------------------------------

NET ASSETS                                                        $ 184,079,489
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 212,307,730
Accumulated net unrealized depreciation on investments and
  other assets and liabilities denominated in foreign currencies    (28,228,241)
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 184,079,489
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign witholding taxes of $275,382)          $  1,260,917
Interest                                                                 52,109
Other income                                                              3,503
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,316,529
--------------------------------------------------------------------------------

EXPENSES

PWFA fee                                                              2,871,615
Shareholder servicing fee                                               850,849
Administration fee                                                      271,995
Professional fees                                                       236,686
Interest                                                                  3,574
Miscellaneous                                                           283,114
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        4,517,833
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (3,201,304)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                       (27,331,571)
  Foreign currency transactions                                         (29,021)
Change in net unrealized appreciation/depreciation from:
  Investments                                                       (31,294,590)
  Other assets and liabilities denominated in foreign currencies         53,426
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                  (58,601,756)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $(61,803,060)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                             PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                        YEARS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------

                                                                          MANAGING
                                                                           MEMBER              MEMBERS               TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2001                                       $1,045,836         $250,331,274         $251,377,110

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                 4,320           (3,278,973)          (3,274,653)
  Net realized loss from investments
         and foreign currency transactions                                   (31,926)          (9,317,423)          (9,349,349)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies            (32,470)          (8,444,097)          (8,476,567)
Incentive allocation                                                          89,326                    -               89,326
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                              29,250          (21,040,493)         (21,011,243)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                             -           53,756,621           53,756,621
  Members' withdrawals                                                             -          (11,967,867)         (11,967,867)
  Offering costs                                                                (718)            (198,728)            (199,446)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                      (718)          41,590,026           41,589,308
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                     $1,074,368         $270,880,807         $271,955,175
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                 2,793           (3,204,359)          (3,201,566)
  Net realized loss from investments
         and foreign currency transactions                                  (103,780)         (27,257,074)         (27,360,854)
  Change in net unrealized
         appreciation/depreciation from investments and other
         assets and liabilities denominated in foreign currencies            (94,255)         (31,147,171)         (31,241,426)
Incentive allocation                                                             786                    -                  786
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                            (194,456)         (61,608,604)         (61,803,060)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Members' withdrawals                                                       (89,326)         (25,980,141)         (26,069,467)
  Offering costs                                                                (378)              (2,781)              (3,159)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                   (89,704)         (25,982,922)         (26,072,626)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                     $  790,208         $183,289,281         $184,079,489
------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                   PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                             STATEMENT OF CASH FLOWS

----------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                               $(61,803,060)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                (78,969,712)
Proceeds from disposition of investments                                                125,289,066
  Net realized loss on investments                                                       27,331,571
  Change in net unrealized appreciation/depreciation on investments                      31,294,590
  Offering costs                                                                             (3,159)
  Changes in assets and liabilities:
    (Increase)/decrease in assets:
       Investments sold, not settled                                                        345,910
       Reclaims of foreign withholding taxes, at value                                       71,925
       Dividends                                                                            (77,863)
       Interest                                                                              (4,334)
    Increase/(decrease) in payables:
      Investments purchased, not settled                                                   (598,726)
      PWFA fee                                                                              (97,160)
      Professional fees                                                                      92,652
      Administration fee                                                                    (78,006)
      Shareholder servicing fee                                                             (28,788)
      Other payables                                                                         14,052
---------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                42,778,958

CASH FLOWS FROM FINANCING ACTIVITIES
Manager withdrawals                                                                         (89,326)
Members' withdrawals                                                                    (25,980,141)
---------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                   (26,069,467)

Net increase in cash and cash equivalents                                                16,709,491
Cash and cash equivalents--beginning of year                                                779,719
---------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                 $ 17,489,210
---------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
      Interest paid                                                                    $      3,574
---------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.       ORGANIZATION

         PW Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). Operations of the Fund commenced on November 21, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

         The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). PWFA is the managing member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Interests in the Fund are offered only to investors who are "Qualified Clients" as such term is defined in Rule 205-3 under the Investment Advisers Act of 1940. No Member will have the right to require the Fund to redeem the Member's interest in the Fund. The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         When the Fund holds restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

         Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Securities with a value of $39,506,990, were fair valued at December 31, 2002.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis.
         Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C. FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         E. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays PWFA a monthly fee (the "PWFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to PWFA's capital account, the Adviser's capital account and the Special Advisory Account, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The PWFA Fee is paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the PWFA Fee is paid by PWFA to OrbiMed.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBS PWI and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates earned $8,130 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the PWFA Fee which is similarly allocated to all Members' other than the Manager described above. Upon a Member's withdrawal and generally, on December 31st of each year, commencing in 2001, the Adviser is entitled to an Incentive Allocation of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2002 and 2001 was $786 and $89,326, respectively, and has been recorded as an increase to the Special Advisory Account.

         Effective September 10, 2001, the Fund, along with other UBS sponsored funds, participates in a $300,000,000 committed, unsecured revolving line of credit with UBS AG, Stamford Branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 33 1/3% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under this line of credit to the extent of its own borrowing thereunder. The interest rate on borrowing is based on either the Federal Funds rate or LIBOR, at the discretion of the Fund. The expiration date of such credit agreement is March 31, 2003. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. For the year ended December 31, 2002, the Fund did not have any borrowings under this agreement but did incur commitment fees in the amount of $4,224.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------


3. PWFA FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2002, amounted to $78,969,711 and $125,289,066, respectively. Included in these amounts are purchases of warrants amounting to $359,172.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized depreciation on investments was $28,283,954, consisting of $18,123,073 gross unrealized appreciation and $46,407,027 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2002, the Fund's average interest rate paid on borrowings was 2.66% per annum and the average borrowings outstanding were $134,260. The Fund had no borrowings outstanding at December 31, 2002.

                                               PW JUNIPER CROSSOVER FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. During the year ended December 31, 2002, the Fund did not trade any futures contracts or engage in option transactions or securities sold, not yet purchased.

7.       COMMITMENTS AND CONTINGENCIES

         As  of  December  31,  2002,  the  Fund  has   outstanding   investment
         commitments of approximately $1,849,605 for private equity securities.

8.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                             PERIOD FROM
                                                                                                           NOVEMBER 21, 2000
                                                                                                           (COMMENCEMENT OF
                                                                  YEAR ENDED DECEMBER 31,                 OPERATIONS) THROUGH
                                                              2002                     2001                DECEMBER 31, 2000
                                                              ----                     ----                -----------------
Ratio of net investment loss to average net assets***           (1.50)%                   (1.30)%                 (2.31)%*
Ratio of total expenses to average net assets***                 2.12%                     2.02%                   4.99%*
Portfolio turnover rate                                         35.38%                    27.20%                      -
Total return                                                   (22.70)%**                 (7.84)%**               (3.40)%**
Average debt ratio***                                            0.06%                     0.02%                      -
Net asset value at end of period                          $184,079,489              $271,955,175            $251,377,110

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

                                                                                     MARKET VALUE/
          SHARES                                                                        FAIR VALUE
--------------------------------------------------------------------------------------------------
                 COMMON STOCK (68.52%)

                  DIAGNOSTIC EQUIPMENT (1.21%)
          94,000  Gen-Probe, Inc.*                                                    $  2,237,106
                                                                                      ------------
                  DIAGNOSTIC KITS (0.05%)
          20,516  Orthovita, Inc.*                                                          89,245
                                                                                      ------------
                  DRUG DELIVERY SYSTEMS (0.15%)
         135,000  DepoMed, Inc.*, (c)                                                      270,000
                                                                                      ------------
                  ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.36%)
         225,000  Caliper Technologies Corp.*                                              666,000
                                                                                      ------------
                  MEDICAL - BIOMEDICAL/GENETICS (18.87%)
         100,000  Affymetrix, Inc. *                                                     2,289,000
         175,000  Amgen, Inc.*                                                           8,459,500
         491,000  Bio-Technology General Corp.*                                          1,571,691
         600,000  Ciphergen Biosystems, Inc.*                                            2,070,000
         170,000  Enzon, Inc.*                                                           2,842,400
         170,000  Genentech, Inc.*                                                       5,637,200
         190,000  Genzyme Corp.*                                                         5,618,300
         120,000  IDEC Pharmaceuticals Corp. *                                           3,980,400
          34,100  Immunomedics, Inc. *                                                     157,542
         699,430  LifeCell Corp.*, (c)                                                   2,105,284
                                                                                      ------------
                                                                                        34,731,317
                                                                                      ------------
                  MEDICAL - DRUGS (41.77%)
          80,000  Actelion Ltd. - (Switzerland)*,**                                      3,529,352
         155,000  Altana AG - (Germany) **                                               7,075,249
         354,600  Chugai Pharmaceutical Co., Ltd. - (Japan) **                           3,376,572
         105,000  Eli Lilly and Co.                                                      6,667,500
         300,000  Fujisawa Pharmaceutical Co., Ltd. - (Japan) **                         6,863,569
         250,000  KYORIN Pharmaceutical Co., Ltd. - (Japan) **                           3,688,800
         260,000  MedImmune, Inc.*                                                       7,064,200
         160,000  Novartis AG - (Switzerland) *, **                                      5,837,896
         190,000  Pharmacia Corp.                                                        7,942,000

         The preceding notes are an integral part of these financial statements.
                                                                                                13

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

                                                                                     MARKET VALUE/
          SHARES                                                                        FAIR VALUE
--------------------------------------------------------------------------------------------------
                  COMMON STOCK (CONTINUED)
                  MEDICAL - DRUGS (CONTINUED)
         200,000  Pharmacopeia, Inc.*                                                 $  1,784,000
         112,000  Sanofi-Synthelabo SA - (France) *,**                                   6,845,966
         200,000  Sepracor, Inc.*                                                        1,934,000
          10,000  Serono SA, Class B - (Switzerland) **                                  5,359,119
         400,000  Tanabe Seiyaku Co., Ltd. - (Japan) **                                  3,492,035
         145,000  Wyeth                                                                  5,423,000
                                                                                      ------------
                                                                                        76,883,258
                                                                                      ------------
                  MEDICAL - IMAGING SYSTEMS (2.51%)
         500,000  Given Imaging, Ltd. (c)                                                4,630,000
                                                                                      ------------
                  THERAPEUTICS (3.60%)
         160,000  Abgenix, Inc.*                                                         1,179,200
         160,000  Gilead Sciences, Inc.*                                                 5,440,000
                                                                                      ------------
                                                                                         6,619,200
                                                                                      ------------
                  TOTAL COMMON STOCK (COST $162,164,657)                               126,126,126
                                                                                      ------------
                  PREFERRED STOCKS (21.99%)

                  DIAGNOSTIC KITS (6.28%)
             316  Orthovita, Inc. (b)                                                   11,564,586
                                                                                      ------------
                  DRUG DISCOVERY/DRUG DEVELOPMENT (2.20%)
       1,071,500  Biosynexsus, Inc., Series C*, (a)                                      3,160,925
         549,088  Corus Pharma, Inc., Series A*, (a)                                       895,271
                                                                                      ------------
                                                                                         4,056,196
                                                                                      ------------
                  MEDICAL - TOOLS (1.37%)
         802,771  Agensys, Inc., Series C*, (a)                                          2,528,729
                                                                                      ------------
                  RESEARCH & DEVELOPMENT (0.52%)
         331,627  Senomyx, Inc., Series E*, (a)                                            961,685
                                                                                      ------------

          The preceding notes are an integral part of these financial statements.
                                                                                                14

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

                                                                                     MARKET VALUE/
          SHARES                                                                        FAIR VALUE
--------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS (CONTINUED)
                  RESEARCH PRODUCT/TECHNOLOGY PLATFORM (3.23%)
       1,016,253  Amnis Corporation, Series B-1*, (a)                                 $    867,856
         395,114  Amphora Discovery Corp., Series A*, (a)                                  158,046
         615,812  LumiCyte, Inc., Series B*, (a)                                           566,547
         369,549  Molecular Staging, Inc., Series-D*, (a)                                2,727,272
       1,780,095  Protometrix, Inc., Series A-2*, (a)                                    1,618,268
                                                                                      ------------
                                                                                         5,937,989
                                                                                      ------------
                  TECHNOLOGY PLATFORM/DRUG DISCOVERY (5.16%)
         268,815  Avalon Pharmaceuticals, Inc., Series B*, (a)                             948,272
         297,728  Bio Information Technologies, Ltd., Series A*, (a)                     1,148,932
       1,092,657  ChemoCentryx, Inc., Series B*, (a)                                     2,840,908
         862,381  Neogenesis Drug Discovery, Inc., Series-D*, (a)                        4,290,000
          60,584  RiboTargets Holdings, PLC, Series B -
                  (United Kingdom)*,**, (a)                                                267,067
                                                                                      ------------
                                                                                         9,495,179
                                                                                      ------------
                  THERAPEUTICS (3.23%)
         851,423  ARYx Therapeutics, Series C*, (a)                                      1,264,363
         632,182  Bioenvision, Inc., Series A*, (c)                                        979,882
         316,091  Macrogenics, Series A1 & A2*, (a)                                        316,091
       1,352,869  Xenoport, Inc., Series B*, (a)                                         3,382,172
                                                                                      ------------
                                                                                         5,942,508
                                                                                      ------------
                  TOTAL PREFERRED STOCKS (COST $32,495,120)                             40,486,872
                                                                                      ------------

         The preceding notes are an integral part of these financial statements.
                                                                                                15

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.

                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 2002

                                                                                     MARKET VALUE/
          SHARES                                                                        FAIR VALUE
--------------------------------------------------------------------------------------------------
                  WARRANTS (0.23%)

                  MEDICAL - BIOMEDICAL/GENETICS (0.23%)
         391,681  LifeCell Corp., $1.92, 7/10/06*, (c)                                $    426,931
          92,387  Molecular Staging, Inc. Series-D, $7.38, 11/15/10*, (a)                        0
                                                                                      ------------
                                                                                           426,931
                                                                                      ------------
                  THERAPEUTICS (0.00%)
         410,930  Amnis Corporation, Inc., $1.25, 12/31/03*, (a)                                 0
         316,091  Bioenvision, Inc., $2.00, 5/16/07*, (c)                                        0
                                                                                      ------------
                                                                                                 0
                                                                                      ------------
                  TOTAL WARRANTS (COST $664,106)                                           426,931
                                                                                      ------------
          TOTAL INVESTMENTS IN SECURITIES -- 90.74%                                    167,039,929
                                                                                      ------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 9.26%                          17,039,560
                                                                                      ------------
          TOTAL NET ASSETS -- 100.00%                                                 $184,079,489
                                                                                      ============

    *  Non-income producing security
    ** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
    (a) Private equity investment valued at fair value.
    (b) Private  investment  in public  equity  valued at fair value.
    The total market value of investments carried at fair value amounted to $39,506,990 which represented 21.46% of the net assets at December 31, 2002.
    (c) Private investment in public equity (freely tradeable) at market value.


     The preceding notes are an integral part of these financial statements.

                                                                 PW JUNIPER CROSSOVER FUND, L.L.C.
                                                                SCHEDULE OF INVESTMENTS BY COUNTRY

--------------------------------------------------------------------------------------------------

                                                                                 DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------
                                                                                       PERCENTAGE
COMMON STOCK                                                   MARKET VALUE          OF NET ASSETS
United States of America                                       $ 80,057,568                 43.50%
Japan                                                            17,420,976                  9.46%
Switzerland                                                      14,726,367                  8.00%
Germany                                                           7,075,249                  3.84%
France                                                            6,845,966                  3.72%
--------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                              126,126,126                 68.52%
--------------------------------------------------------------------------------------------------

PREFERRED STOCK

United States of America                                         40,219,805                 21.85%
United Kingdom                                                      267,067                  0.14%
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCK                                            40,486,872                 21.99%
--------------------------------------------------------------------------------------------------

WARRANTS

United States of America                                            426,931                  0.23%
--------------------------------------------------------------------------------------------------

TOTAL WARRANTS                                                      426,931                  0.23%
--------------------------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES                            17,039,560                  9.26%
--------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                              $ 184,079,489                100.00%
---------------------------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
                                                                                     Complex      Other Trusteeships/
                                Term of Office                                      Overseen         Directorships
Name, Age, Address and          and Length of        Principal Occupation(s)           by          Held by Director
Position(s) with Fund            Time Served 1         During Past 5 Years          Director 2   Outside Fund Company
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Mitchell A. Tanzman, (43)           Term -       Managing Director of UBS              N/A                N/A
UBS PaineWebber Inc.              Indefinite     PaineWebber Inc's, Alternative
1285 Avenue of the Americas      Length-since    Investment Group, since
New York, NY 10019                Inception      February, 1998.
Principal Executive Officer
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas     Length-since     Alternative Investment Group,
New York, NY 10019               July 2002       since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.